Fair Value (Recurring Fair Value Measurements) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets
Securities available for sale, fair value	$ 60,104,000,000	$ 55,760,000,000
Mortgage servicing rights	$ 1,758,000,000	1,589,000,000
Fair Value Additional Information [Abstract]
Indirect Investments - Estimated remaining liquidation period	12 years
Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	$ 59,503,000,000	55,171,000,000
Securities available for sale, fair value	60,104,000,000	55,760,000,000
Loans	893,000,000	905,000,000
Equity investments	1,381,000,000	1,445,000,000
Trading securities	2,629,000,000	1,726,000,000
Financial derivatives	4,616,000,000	4,941,000,000
Other assets	817,000,000	954,000,000
Total Assets	74,608,000,000	68,804,000,000
Liabilities
Other borrowed funds	970,000,000	1,080,000,000
Financial derivatives	3,839,000,000	3,802,000,000
Other liabilities	9,000,000	10,000,000
Total liabilities	4,818,000,000	4,892,000,000
US Treasury and Government Agencies Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	13,174,000,000	9,874,000,000
Residential mortgage-backed Securities [Member] | Mortgage-backed Securities Agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	26,128,000,000	24,820,000,000
Residential mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	3,366,000,000	4,151,000,000
Commercial mortgage-backed securities [Member] | Mortgage-backed Securities Agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	2,119,000,000	1,918,000,000
Commercial mortgage-backed securities [Member] | Mortgage-backed Securities Non-agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	4,025,000,000	4,903,000,000
Asset backed [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	5,968,000,000	5,423,000,000
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	4,723,000,000	4,082,000,000
Corporate Stocks And Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale, fair value	601,000,000	589,000,000
Residential Mortgage [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Loans held for sale	1,010,000,000	843,000,000
Mortgage servicing rights	1,182,000,000	1,063,000,000
Commercial Mortgage [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Loans held for sale	1,400,000,000	641,000,000
Mortgage servicing rights	576,000,000	526,000,000
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	12,572,000,000	9,267,000,000
Securities available for sale, fair value	13,113,000,000	9,794,000,000
Trading securities	1,458,000,000	996,000,000
Financial derivatives	10,000,000
Other assets	266,000,000	254,000,000
Total Assets	14,847,000,000	11,044,000,000
Liabilities
Other borrowed funds	799,000,000	960,000,000
Financial derivatives	1,000,000	1,000,000
Total liabilities	800,000,000	961,000,000
Level 1 [Member] | US Treasury and Government Agencies Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	12,572,000,000	9,267,000,000
Level 1 [Member] | Corporate Stocks And Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale, fair value	541,000,000	527,000,000
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	43,208,000,000	41,369,000,000
Securities available for sale, fair value	43,268,000,000	41,431,000,000
Loans	558,000,000	565,000,000
Trading securities	1,169,000,000	727,000,000
Financial derivatives	4,566,000,000	4,910,000,000
Other assets	312,000,000	336,000,000
Total Assets	50,881,000,000	48,807,000,000
Liabilities
Other borrowed funds	161,000,000	108,000,000
Financial derivatives	3,424,000,000	3,328,000,000
Total liabilities	3,585,000,000	3,436,000,000
Level 2 [Member] | US Treasury and Government Agencies Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	602,000,000	607,000,000
Level 2 [Member] | Residential mortgage-backed Securities [Member] | Mortgage-backed Securities Agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	26,128,000,000	24,820,000,000
Level 2 [Member] | Residential mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	112,000,000	143,000,000
Level 2 [Member] | Commercial mortgage-backed securities [Member] | Mortgage-backed Securities Agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	2,119,000,000	1,918,000,000
Level 2 [Member] | Commercial mortgage-backed securities [Member] | Mortgage-backed Securities Non-agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	4,025,000,000	4,903,000,000
Level 2 [Member] | Asset backed [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	5,565,000,000	4,941,000,000
Level 2 [Member] | Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	4,657,000,000	4,037,000,000
Level 2 [Member] | Corporate Stocks And Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale, fair value	60,000,000	62,000,000
Level 2 [Member] | Residential Mortgage [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Loans held for sale	1,008,000,000	838,000,000
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	3,723,000,000	4,535,000,000
Securities available for sale, fair value	3,723,000,000	4,535,000,000
Loans	335,000,000	340,000,000
Equity investments	1,331,000,000	1,098,000,000
Trading securities	2,000,000	3,000,000
Financial derivatives	40,000,000	31,000,000
Other assets	239,000,000	364,000,000
Total Assets	8,830,000,000	8,606,000,000
Liabilities
Other borrowed funds	10,000,000	12,000,000
Financial derivatives	414,000,000	473,000,000
Other liabilities	9,000,000	10,000,000
Total liabilities	433,000,000	495,000,000
Level 3 [Member] | Residential mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	3,254,000,000	4,008,000,000
Level 3 [Member] | Asset backed [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	403,000,000	482,000,000
Level 3 [Member] | Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total debt securities	66,000,000	45,000,000
Level 3 [Member] | Residential Mortgage [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Loans held for sale	2,000,000	5,000,000
Mortgage servicing rights	1,182,000,000	1,063,000,000
Level 3 [Member] | Commercial Mortgage [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Loans held for sale	1,400,000,000	641,000,000
Mortgage servicing rights	$ 576,000,000	$ 526,000,000